MAJOR CUSTOMER AND GEOGRAPHIC INFORMATION (Tables)	12 Months Ended
Dec. 31, 2023
Segment Reporting [Abstract]
Schedule of Revenues
	Year ended December 31,
	2023	2022	2021

USA	$271,647	$342,293	$305,353
Canada	75,462	93,377	84,467
Latin America	3,285	4,481	4,702
Australia	106,223	116,284	118,714
Asia	25,959	34,607	30,390
EMEA	59,908	63,320	60,836
Israel	22,747	36,444	39,430

	$565,231	$690,806	$643,892

Schedule of Long-Lived Assets
	December 31,
	2023	2022

USA	$100,886	$149,173
Canada	4,685	3,292
Australia	7,885	10,337
Asia	22,630	24,353
EMEA	13,794	8,488
Israel	100,013	126,564

	$249,893	$322,207